Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of fair value of the derivatives recorded in the consolidated balance sheets
Fair Value at December 31,
2017
Current commodity derivative liability	$32,186
Long-term commodity derivative liability	11,420
Total derivative liability	$43,606

Summary of open derivative positions outstanding
Type	Term	Volume Hedged (Dth)	Index	Fixed Price ($/Dth)
Swap	March 2015 - February 2019	95,000	NYM-LDS	$3.82